DERIVATIVES AND HEDGING (Details 1) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		$ 12,024	$ 24,004
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income		21,811	4,163
Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		12,024	24,004
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	21,811	4,163
Amount Excluded from Effectiveness Testing Recognized in Income		(1,719)	(182)
Not designated as hedging instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0	0
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	0	0
Amount Excluded from Effectiveness Testing Recognized in Income		0	0
Foreign exchange contracts | Designated as hedging Instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		12,024	24,004
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	21,811	4,163
Amount Excluded from Effectiveness Testing Recognized in Income		(1,719)	(182)
Foreign exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Loss Recognized in Other Comprehensive Income on Effective - Portion of Derivative, net		0	0
Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income	[1]	0	0
Amount Excluded from Effectiveness Testing Recognized in Income		$ 0	$ 0

[1]	Classified in operating expenses in the condensed consolidated statements of operations.